1
Nuveen Global Net Zero Transition ETF (NTZG)
Portfolio of Investments October 31, 2023
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 97.0%
X –
COMMON STOCKS - 97.0%
Communication Services - 3.9%
1,284 (b) Alphabet Inc, Class A $ 159,319
572 (b) Walt Disney Co/The 46,669
Total Communication Services 205,988
Consumer Discretionary - 13.3%
586 (b) Airbnb Inc, Class A 69,318
1,742 (b) Amazon.com Inc 231,843
148 Kering SA 59,946
256 McDonald's Corp 67,116
476 NIKE Inc, Class B 48,919
9,200 Panasonic Holdings Corp 79,519
612 Starbucks Corp 56,451
5,636 (b) Toyota Motor Corp 96,386
Total Consumer Discretionary 709,498
Consumer Staples - 6.9%
1,140 Anheuser-Busch InBev SA/NV 64,623
148 Costco Wholesale Corp 81,761
1,117 Kraft Heinz Co/The 35,141
476 Procter & Gamble Co/The 71,414
693 Walmart Inc 113,243
Total Consumer Staples 366,182
Energy - 10.6%
10,768 BP PLC 65,672
588 Cheniere Energy Inc 97,855
7,407 (b) NexGen Energy Ltd 44,658
1,293 Occidental Petroleum Corp 79,921
272 Pioneer Natural Resources Co 65,008
1,300 Reliance Industries Ltd, Sponsored GDR, 144A 70,980
1,102 Schlumberger NV 61,337
2,450 Shell PLC 78,679
Total Energy 564,110
Financials - 9.6%
236 Chubb Ltd 50,650
965 Commonwealth Bank of Australia 58,997
404 (b) Fiserv Inc 45,955
3,856 ING Groep NV 49,024
562 JPMorgan Chase & Co 78,152
434 London Stock Exchange Group PLC 43,606
240 Mastercard Inc, Class A 90,324
884 Sun Life Financial Inc 40,333
1,292 Wells Fargo & Co 51,383
Total Financials 508,424
Health Care - 12.8%
586 AstraZeneca PLC 72,886
916 (b) Centene Corp 63,186
292 Cigna Group/The 90,286
280 EssilorLuxottica SA 50,503
588 Gilead Sciences Inc 46,181
578 Merck & Co Inc 59,361
1,444 Novo Nordisk A/S, Class B 138,442

Nuveen Global Net Zero Transition ETF (NTZG)
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)
2
Shares Description (a) Value
Health Care (continued)
957 Sanofi $ 86,690
269 Stryker Corp 72,689
Total Health Care 680,224
Industrials - 8.4%
1,752 Flowserve Corp 64,334
420 Quanta Services Inc 70,190
784 Schneider Electric SE 120,143
396 Trane Technologies PLC 75,363
236 Union Pacific Corp 48,996
598 Vinci SA 66,040
Total Industrials 445,066
Information Technology - 20.8%
1,294 AIXTRON SE 36,191
516 Bentley Systems Inc, Class B 25,098
6,000 Delta Electronics Inc 53,738
14,000 E Ink Holdings Inc 72,514
1,287 Infineon Technologies AG 37,376
1,623 Intel Corp 59,240
188 Keyence Corp 72,186
354 (b) Manhattan Associates Inc 69,023
639 Microsoft Corp 216,052
780 (b) ON Semiconductor Corp 48,859
1,268 Oracle Corp 131,111
1,037 (b) Procore Technologies Inc 63,350
2,400 Rohm Co Ltd 37,812
60 Samsung SDI Co Ltd 18,903
1,350 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR 116,519
1,300 TDK Corp 47,710
Total Information Technology 1,105,682
Materials - 4.8%
2,254 BHP Group Ltd 63,507
733 Corteva Inc 35,286
326 DSM-Firmenich AG 29,493
332 Linde PLC 126,877
Total Materials 255,163
Real Estate - 1.5%
163 SBA Communications Corp 34,007
1,704 VICI Properties Inc 47,541
Total Real Estate 81,548
Utilities - 4.4%
1,509 Dominion Energy Inc 60,843
9,580 Enel Spa 60,635
668 NextEra Energy Inc 38,944
1,900 RWE AG 72,560
Total Utilities 232,982
Total Common Stocks
(cost $4,855,908) 5,154,867
Total Long-Term Investments
(cost $4,855,908) 5,154,867
Other Assets & Liabilities, Net - 3.0% 157,084
Net Assets - 100% $ 5,311,951

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 5,083,887 $ 70,980 $ – $ 5,154,867
Total
$ 5,083,887 $ 70,980 $ – $ 5,154,867
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt
GDR Global Depositary Receipt